Equity-accounted investees - Dividends Received (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2022	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity-Accounted Investees [Line Items]
Dividends received			$ 9,328	$ 6,354	$ 11,663
Abu Dhabi Fertilizer Industries WWL
Equity-Accounted Investees [Line Items]
Share of ownership in associates, percentage			37.00%
Dividends received	$ 3,000	$ 633	$ 633	3,000	9,438
Ajay North America
Equity-Accounted Investees [Line Items]
Share of ownership in associates, percentage			49.00%
Dividends received			$ 4,013	1,576	1,233
Ajay Europe SARL
Equity-Accounted Investees [Line Items]
Share of ownership in associates, percentage			50.00%
Dividends received			$ 4,682	1,778	992
SAS Adionics
Equity-Accounted Investees [Line Items]
Share of ownership in associates, percentage			20.00%
Dividends received			$ 0	0	0
Electric Era Technologies Inc.
Equity-Accounted Investees [Line Items]
Share of ownership in associates, percentage			6.82%
Dividends received			$ 0	0	0
Altilium Metals Ltd.
Equity-Accounted Investees [Line Items]
Share of ownership in associates, percentage			3.00%
Dividends received			$ 0	$ 0	$ 0